UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period

Date of Report (Date of earliest event reported): February 14, 2012

Morgan Stanley Mortgage Capital Holdings LLC
Name of Securitizer

Commission File Number of securitizer:  None

Central Index Key Number of securitizer:  0001541557

James Y. Lee, Executive Director, Phone: (212) 762-6148
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required to be filed by Morgan Stanley Mortgage Capital Holdings LLC (the “Securitizer”) by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(1) are included as Exhibit 99.1.  See Item 2.

This Form ABS-15G/A amends the Asset-Backed Securitizer Report on Form ABS-15G (the “Form ABS-15G”), dated and filed as of February 14, 2012, with respect to the Securitizer.  The sole purpose of this amendment is to revise footnote 1 to Exhibit No. 99.1 to the Form ABS-15G; there are no other changes to the Form ABS-15G.

Item 2. Exhibits

99.1           The table required to be filed by the Securitizer by Rule 15Ga-1(c)(1) according to the filing requirements of Rule 15Ga-1(c)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Mortgage Capital Holdings LLC (Securitizer)

By:	/s/ Steven Stern
	Name:	Steven Stern
	Title:	Manager

Date:  September 4, 2012

Exhibit Index

Exhibit 99.1	The table required to be filed by the Securitizer by Rule 15Ga-1(c)(1) according to the filing requirements of Rule 15Ga-1(c)(1).